Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we do not have a formal policy with respect to the timing of stock option grants, they are primarily used as a hiring incentive and are typically granted within the month following the date a new employee commences employment with us. Our annual equity awards are granted on a predetermined annual schedule, and we do not take material nonpublic information into account when determining the timing and terms of equity awards. We do not grant equity awards, including stock options, in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. Further, during the 2024 fiscal year, we did not grant any stock options to our named executive officers.

Award Timing Method	we do not have a formal policy with respect to the timing of stock option grants, they are primarily used as a hiring incentive and are typically granted within the month following the date a new employee commences employment with us. Our annual equity awards are granted on a predetermined annual schedule, and we do not take material nonpublic information into account when determining the timing and terms of equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not take material nonpublic information into account when determining the timing and terms of equity awards. We do not grant equity awards, including stock options, in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false